Segment Information - Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Segment Reporting Information [Line Items]
Revenues		$ 5,595	$ 20,825	$ 18,881
Operating costs and expenses		14,460	17,549	15,556
Selling and administrative		1,878	2,480	2,450
Depreciation and amortization		2,241	2,160	2,017
Operating Income (Loss)		(8,865)	3,276	3,325
Capital expenditures		3,620	5,429	3,749
Assets		53,593	45,058	42,401
Goodwill impairment		2,096
Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses		8,245	12,909	11,089
NAA
Segment Reporting Information [Line Items]
Revenues		3,627	13,612	12,236
Selling and administrative		1,066	1,427	1,403
Depreciation and amortization		1,413	1,364	1,264
Operating Income (Loss)		(5,794)	2,451	2,389
Capital expenditures		1,430	2,781	2,614
Assets		25,257	27,102	25,613
Goodwill impairment	$ 2,100	1,319
NAA | Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses		5,623	8,370	7,180
EA
Segment Reporting Information [Line Items]
Revenues		1,790	6,650	6,243
Selling and administrative		523	744	751
Depreciation and amortization		672	645	611
Operating Income (Loss)		(2,729)	1,115	1,205
Capital expenditures		2,036	2,462	945
Assets		16,505	15,473	13,825
Goodwill impairment		777
EA | Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses		2,548	4,146	3,676
Cruise Support
Segment Reporting Information [Line Items]
Revenues		68	173	129
Selling and administrative		262	281	268
Depreciation and amortization		128	115	103
Operating Income (Loss)		(313)	(347)	(296)
Capital expenditures		144	143	38
Assets		11,135	1,861	2,303
Cruise Support | Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses		(10)	125	53
Tour and Other
Segment Reporting Information [Line Items]
Revenues		110	390	272
Selling and administrative		27	28	28
Depreciation and amortization		28	36	39
Operating Income (Loss)		(29)	56	26
Capital expenditures		11	43	152
Assets		696	623	660
Tour and Other | Cruise Support
Segment Reporting Information [Line Items]
Operating costs and expenses		$ 84	$ 268	$ 180